Right of use assets	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Right of use assets
7.	Right of use assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 202
2
:
Particulars		Category of ROU asset
	Land	Building	P&M	IRU	Total
Balance as of April 1, 2021	1,807,260	1,716,152	486,056	530,134	4,539,602
Additions	-	204,110	133,200	106,122	443,432
Deletions		(10,399)			(10,399)
Depreciation	(23,750)	(314,359)	(138,755)	(83,254)	(560,118)
Translation difference		(1,392)		1,589	197
Balance as of March 31, 2022	1,783,510	1,594,112	480,501	554,591	4,412,714

Following are the changes in the carrying value of right of use assets for the year ended March 31, 202
1
:

Particulars		Category of ROU asset
	Land	Building	P&M	IRU	Total
Balance as of April 1, 2020	1,385,738	1,647,922	289,631	541,252	3,864,543
Additions	442,224	389,718	289,478	80,814	1,202,234
Deletions	-	(4,764)	-	-	(4,764)
Depreciation	(20,702)	(315,075)	(93,053)	(93,053)	(521,883)
Translation difference	-	(1,649)	-	1,121	(528)
Balance as of March 31, 2021	1,807,260	1,716,152	486,056	530,134	4,539,602

Particulars	March 31, 2022	March 31, 2021
Current lease liabilities	492,042	430,026
Non-current lease liabilities	1,715,361	1,772,623
Total	2,207,403	2,202,649

The following is the movement in lease liabilities during the Year ended March 31, 202
2

Particulars	March 31, 2022	March 31, 2021
Balance as of April 1,	2,202,649	1,826,210
Additions	326,600	639,236
Finance cost accrued during the period	191,136	180,026
Deletions	(12,247)	(4,800)
Payment of lease liabilities	(507,498)	(436,500)
Fair value adjustment	4,262	-
Translation difference	2,501	(1,523)
Balance as of March 31,	2,207,403	2,202,649

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 202
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on an undiscounted basis (including finance expenses):

Particulars	March 31, 2022	March 31, 2021
Less than one year	507,037	539,700
One to five years	1,163,309	1,410,626
More than five years	2,611,603	2,162,600
Total	4,281,949	4,112,926